Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Revenues:
Service revenues	$ 3,828		$ 3,828
Revenue, Product and Service [Extensible Enumeration]	Service [Member]	Service [Member]	Service [Member]	Service [Member]
Total revenue	$ 3,828		$ 3,828
Operating expenses:
Total operating expenses	136,671	32,019	467,376	71,905
Loss from continuing operations	(132,843)	(32,019)	(463,548)	(71,905)
Discontinued operations:
Loss from discontinued operations		(166)		(1,959)
Loss on sale of discontinued operations		(1,457)		(1,457)
Discontinued operations		(1,623)		(3,416)
Net loss	(132,843)	(33,642)	(463,548)	(75,321)
Other comprehensive income:
-Foreign currency translation income		57		3,173
Comprehensive loss	$ (132,843)	$ (33,585)	$ (463,548)	$ (72,148)
Basic net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted net loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding	154,394,750	153,726,000	154,355,393	153,726,000
Related Party [Member]
Operating expenses:
General and administrative-other	$ 110,957	$ 14,910	$ 364,857	$ 39,982
Other [Member]
Operating expenses:
General and administrative-other	$ 25,714	$ 17,109	$ 102,519	$ 31,923